Other Income	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
OTHER INCOME

5. OTHER INCOME

	For the fiscal year ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Bank interest income	4	8	2
Sundry income	8	5	4
Government grants – Employment Support Scheme	-	-	832
	12	13	838

During the fiscal year ended March 31, 2023, the Group recognized government grants in respect of COVID-19-related subsidies, of which approximately US$832,000 relates to the Employment Support Scheme provided by the Hong Kong SAR Government. No such subsidies were granted for the fiscal years ended March 31, 2024 and 2025.